Other (Expense) Income - Summary of Other Expense (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) vessel
Other Income and Expenses [Abstract]
Other Nonoperating Expense	$ (385)	$ (733)	$ (2,058)
Foreign exchange gain	1,285	3,378	302
Total	900	2,645	(1,756)
Other Income (Expense) [Line Items]
Other Nonoperating Expense	385	$ 733	2,058
Premium Paid in relation to Sale and Leaseback repurchase
Other Income and Expenses [Abstract]
Other Nonoperating Expense	(2,600)		(2,100)
Other Income (Expense) [Line Items]
Other Nonoperating Expense	2,600		$ 2,100
Settlement of Legal claim
Other Income and Expenses [Abstract]
Other expense (1)(2)	1,700
Other Income (Expense) [Line Items]
Other expense (1)(2)	$ 1,700
September 2018 Sale and Leaseback
Other Income and Expenses [Abstract]
Number Of Vessels Acquired | vessel			8
Other Income (Expense) [Line Items]
Number Of Vessels Acquired | vessel			8
July 2017, November 2018,September 2021, November 2021 and March 2022 Sale Leaseback
Other Income and Expenses [Abstract]
Number Of Vessels Acquired | vessel	19
Other Income (Expense) [Line Items]
Number Of Vessels Acquired | vessel	19